Fair value and fair value hierarchy of financial instruments - Fair value hierarchy (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of liabilities [line items]
Transfers of fair value measurements of liabilities from Level 1 to Level 2	¥ 0
Transfers of fair value measurements of liabilities from Level 2 to Level 1	0
Transfers of fair value measurements of liabilities into Level 3	0
Transfers of fair value measurements of liabilities out of Level 3	0
Warrant liabilities
Disclosure of fair value measurement of liabilities [line items]
Warrant liabilities	385,486	¥ 298,192
Warrant liabilities | Quoted prices in active markets (level 1)
Disclosure of fair value measurement of liabilities [line items]
Warrant liabilities	272,039	204,133
Warrant liabilities | Significant unobservable inputs (level 3)
Disclosure of fair value measurement of liabilities [line items]
Warrant liabilities	113,447	94,059
Public warrants and forward purchase warrants
Disclosure of fair value measurement of liabilities [line items]
Warrant liabilities	272,039	204,133
Public warrants and forward purchase warrants | Quoted prices in active markets (level 1)
Disclosure of fair value measurement of liabilities [line items]
Warrant liabilities	272,039	204,133
Private placement warrants
Disclosure of fair value measurement of liabilities [line items]
Warrant liabilities	113,447	94,059
Private placement warrants | Significant unobservable inputs (level 3)
Disclosure of fair value measurement of liabilities [line items]
Warrant liabilities	¥ 113,447	¥ 94,059